Note 27 - Statutory Reserves and Restricted Net Assets (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Annual Appropriations, General Reserve Fund, Percent of After-Tax Profit, Minimum	10.00%
Reserve Funds, Appropriations	$ 1,820,080	$ 679,927	$ 284,114
Net Assets, Not Available For Distribution	71,700,541
Statutory Reserves [Member]
Retained Earnings, Appropriated	$ 8,640,521	$ 6,820,441